Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

Note 10 — SHARE-BASED COMPENSATION

In February 2025, we adopted the 2025 Share Incentive Plan, or the 2025 Plan, for the purpose of granting share-based compensation awards to selected directors, employees and other eligible persons to incentivize their performance and align their interests with the Group. The maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under the 2025 Plan is 3,317,204.

On November 28, 2025, the Group entered into service agreements with three suppliers to obtain specified consultancy and professional services to improve the Group’s marketing, administrative and research and development capabilities. In exchange for service acquired, the Group granted American depositary shares, or ADS to the suppliers. The agreements only contain service conditions and the grantees are generally subject to a vesting schedule of one year, under which the grantee earns an entitlement to vest a certain percentage of ADSs granted at the end of each phase of completed service. The share-based agreements signed with the suppliers contained forfeiture policy and the granted ADS becomes fully vested and nonforfeitable only after the suppliers provide the corresponding service.

On November 28, 2025, the grant date, the fair value of one ADS was US$4.32 (equivalently to US$25.92 per share) which was its closing market price of NASDAQ. And on November 28, 2025, the ADSs and ordinary shares were already issued to the three service providers. The subsequent change in the ADS-to-ordinary share ratio effective on June 22, 2026 did not affect the amount or recognition of the related service costs. As of December 31, 2025 and June 30, 2026, the Group granted a total of 15,000,000 ADSs (equivalently to 2,500,000 Class A ordinary shares). The total fair value of the ADSs granted was RMB439,674,480 (US$64,800,000) as of grant date.

A summary of the Group’s ADS activity under the plans for the six months ended June 30, 2026 is presented as follows:

	Number of shares	Weighted Average Grant-date fair value US$	Weighted Average Remaining terms (Years)	Grant-date fair value of ADS
				RMB	US$
Outstanding as of January 1, 2026	2,500,000	25.92	0.96	439,674,480	64,800,000
Granted	—	—	—	—	—
Vested	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding as of June 30, 2026	2,500,000	25.92	0.47	439,674,480	64,800,000

The unrecognized share-based compensation expense for ADSs granted to service suppliers, maybe adjusted for actual forfeitures occurring in the future, were RMB437,081,058, and RMB211,688,606 (US$31,199,040) which are expected to be recognized over a weighted-average period of 0.96 years and 0.47 years as of December 31, 2025 and June 30, 2026, respectively. The unrecognized employee share-based compensation expense for ADSs granted, maybe adjusted for actual forfeitures occurring in the future, were nil which are expected to be recognized over the period of service provided as of December 31, 2025 and June 30, 2026, respectively.

The allocation of total share-based compensation expenses for service suppliers was set forth as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Service suppliers:
Selling and marketing expenses	—	46,427,023	6,842,496
General and administrative expenses	—	64,759,745	9,544,406
Research and development expenses	—	104,460,801	15,395,617
Total share compensation for service suppliers:	—	215,647,569	31,782,519